Income Taxes (Details) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 08, 2019	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income Tax Expense (Benefit)			$ 1,106,722	$ 2,418,441	$ 1,156,002	$ (2,097,705)
Uncertain tax positions		$ 0	$ 0		0	0
Increase in tax basis step-up, goodwill	$ 33,600,000	6,000,000
Tax Receivable Agreement, payout percentage	85.00%		85.00%
Increase in liability due to additional exchanges			$ 4,000,000
Increase in deferred tax asset			6,500,000
Liability related to TRA			$ 14,800,000		10,800,000
Federal
Income Taxes
Operating loss carryforwards		10,277,179			10,277,179	14,600,577
State and local
Income Taxes
Operating loss carryforwards		$ 21,864,894			$ 21,864,894	$ 32,963,779